Prepayments and Other Current Assets, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	¥ 142,834	$ 20,425	¥ 132,881
Addition	18,501	2,646	8,915
Foreign Exchange effect	1,739	249	(1,038)
Ending balance	159,596	22,822	142,834
Allowance for Credit Losses
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance	114,767	16,411	113,126
Addition	19,496	2,788	677
Amounts written off	(300)	(43)	(300)
Foreign Exchange effect	(1,911)	(273)	1,264
Ending balance	¥ 132,052	$ 18,883	¥ 114,767